Accounts Receivable and Other Receivables - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Receivables [Abstract]
Customer trade receivables	$ 2,710	$ 3,055
Other receivables	5,327	4,253
Total	$ 8,037	$ 7,307